UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07763

LITMAN GREGORY FUNDS TRUST
(Exact name of registrant as specified in charter)

4 Orinda Way, Suite 200-D, Orinda, California 94563
(Address of principal executive offices) (Zip code)

Kenneth E. Gregory
4 Orinda Way, Suite 200-D
Orinda, CA  94563
(Name and address of agent for service)

Copies to:

Mitchell Nichter, Esq.
Paul Hastings LLP
55 Second Street, 24th Floor
San Francisco, California 94105

(925) 254-8999
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2011

Date of reporting period:  September 30, 2011

Item 1. Schedule of Investments.

Litman Gregory Masters Equity Fund
SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2011 (Unaudited)

Shares		Value
COMMON STOCKS: 94.2%
Consumer Discretionary: 13.0%
11,400	Amazon.com, Inc. *	$2,465,022
34,000	Apollo Group, Inc. *	1,346,740
72,500	Crocs, Inc. *	1,716,075
136,000	DIRECTV - Class A *	5,746,000
32,100	Dollar General Corp. *	1,212,096
217,500	HSN, Inc.	7,205,775
218,000	Interpublic Group of Companies, Inc.	1,569,600
51,490	Las Vegas Sands Corp. *	1,974,127
755,000	Li & Fung Ltd.	1,288,045
21,170	Lululemon Athletica, Inc. *	1,029,920
64,800	New Oriental Education & Technology Group - ADR *	1,488,456
40,000	Target Corp.	1,961,600
31,500	Time Warner Cable, Inc.	1,974,105
16,500	VF Corp.	2,005,080
171,000	Walt Disney Co. (The)	5,157,360
		38,140,001
Consumer Staples: 2.0%
17,620	Costco Wholesale Corp.	1,446,954
265,000	Sara Lee Corp.	4,332,750
		5,779,704
Energy: 10.6%
176,400	Canadian Natural Resources Ltd.	5,163,228
173,500	Cenovus Energy, Inc.	5,328,185
323,000	Chesapeake Energy Corp.	8,252,650
24,000	Concho Resources, Inc. *	1,707,360
50,590	EOG Resources, Inc.	3,592,396
20,400	Halliburton Co.	622,608
27,900	National Oilwell Varco, Inc.	1,429,038
29,000	Range Resources Corp.	1,695,340
55,100	Schlumberger Ltd.	3,291,123
		31,081,928
Finance: 20.2%
185,800	American Express Co.	8,342,420
140,000	AON Corp.	5,877,200
508,200	Bank of New York Mellon Corp.	9,447,438
61,000	BB&T Corp.	1,301,130
56	Berkshire Hathaway, Inc. - Class A *	5,980,800
370,000	BM&FBovespa S.A.	1,757,763
305,000	CapitalSource, Inc.	1,872,700
474,000	Cheung Kong Holdings Ltd. - ADR	5,095,500
186,130	DBS Group Holdings Ltd.	1,693,651
16,700	Fairfax Financial Holdings Ltd.	6,424,156
124,000	Fidelity National Financial, Inc.	1,882,320
128,000	Loews Corp.	4,422,400
90,360	Safeguard Scientifics, Inc. *	1,355,400
75,300	Transatlantic Holdings, Inc.	3,653,556
		59,106,434
Health Care, Pharmaceuticals & Biotechnology: 11.8%
24,000	Allergan, Inc.	1,977,120
917,500	Boston Scientific Corp. *	5,422,425
265,000	Health Management Associates, Inc. *	1,833,800
34,000	Illumina, Inc. *	1,391,280
110,700	Impax Laboratories, Inc. *	1,982,637
6,400	Intuitive Surgical, Inc. *	2,331,392
23,400	Johnson & Johnson	1,490,814
62,500	Laboratory Corporation of America Holdings *	4,940,625
85,300	Merck & Co., Inc.	2,790,163
246,000	Omnicare, Inc.	6,255,780
29,000	Pharmasset, Inc. *	2,388,730
66,560	Questcor Pharmaceuticals, Inc. *	1,814,426
		34,619,192
Industrials: 9.2%
75,600	ACS Actividades de Construccion y Servicios S.A.	2,703,522
148,000	Hertz Global Holdings, Inc. *	1,317,200
42,000	Hochtief AG	2,661,045
229,400	Iron Mountain, Inc.	7,253,628
75,000	Mistras Group, Inc. *	1,317,000
15,400	Precision Castparts Corp.	2,394,084
72,500	Quad / Graphics, Inc.	1,310,075
102,400	Quanta Services, Inc. *	1,924,096
107,800	Snap-on, Inc.	4,786,320
66,060	United Continental Holdings, Inc. *	1,280,243
		26,947,213
Materials: 3.0%
567,840	Cemex S.A.B. de C.V. - ADR	1,794,374
25,400	Goldcorp, Inc.	1,159,256
68,800	Martin Marietta Materials, Inc.	4,349,536
25,000	Newmont Mining Corp.	1,572,500
		8,875,666
Technology: 22.4%
47,840	Acme Packet, Inc. *	2,037,506
15,000	Alliance Data Systems Corp. *	1,390,500
22,130	Apple, Inc. *	8,435,513
297,500	Broadridge Financial Solutions, Inc.	5,991,650
513,000	Dell, Inc. *	7,258,950
100,000	Digimarc Corp. *	2,538,000
107,890	eBay, Inc. *	3,181,676
16,800	Equinix, Inc. *	1,492,344
68,750	Finisar Corp. *	1,205,875
117,250	Fortinet, Inc. *	1,969,800
8,150	Google, Inc. - Class A *	4,192,197
121,600	Jabil Circuit, Inc.	2,163,264
121,000	Molex, Inc.	2,042,480
25,500	OpenTable, Inc. *	1,173,255
41,400	QUALCOMM, Inc.	2,013,282
16,000	Salesforce.com, Inc. *	1,828,480
64,050	SuccessFactors, Inc. *	1,472,510
120,000	Symantec Corp. *	1,956,000
348,000	Symmetricom, Inc. *	1,510,320
111,000	Visa, Inc. - Class A	9,514,920
150,000	Yahoo!, Inc. *	1,974,000
		65,342,522
Telecommunication Services: 1.8%
3,587,480	Level 3 Communications, Inc. *	5,345,345

TOTAL COMMON STOCKS
	(cost $275,588,487)	275,238,005

Principal
Amount		Value

SHORT-TERM INVESTMENTS: 7.8%
$22,843,000	State Street Bank & Trust Co., 0.010%, 09/30/11, due 10/03/11
	[collateral: par value $21,450,000, Fannie Mae, 2.750%, due 03/13/14;
	Fannie Mae, 1.125%, due 04/15/14; Fannie Mae, 4.375%, due 10/15/15;
	U.S. Treasury N/B, 1.375%, due 11/30/15; Freddie Mac, 3.525%, due 09/30/2019;
	value $23,312,106] (proceeds $22,843,000)	$22,843,000

TOTAL SHORT-TERM INVESTMENTS
	(cost $22,843,000)	22,843,000

TOTAL INVESTMENTS IN SECURITIES
	(cost $298,431,487): 102.0%	298,081,005

Liabilities in Excess of Other Assets: (2.0)%		(5,743,482)

Net Assets: 100.0%		$292,337,523

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
*	Non-Income Producing Security

The cost basis of investments for federal income tax purposes at September 30, 2011 was as follows*:

Cost of investments		$298,431,487
Gross unrealized appreciation		42,739,394
Gross unrealized depreciation		(43,089,876)
Net unrealized depreciation		$(350,482)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent semi-annual or annual report.

Litman Gregory Masters Equity Fund

FAS 157 - Summary of Fair Value Exposure at September 30, 2011.

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs)
and each Fund's own market assumptions (unobservable inputs). There inputs are used in determining the value of each Fund's investments and are summarized in the followning fair value hierarchy:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following table provides the fair value measurements of applicable Fund assets by level within the fair value hierarchy for each Fund as of September 30, 2011. These assets are measured on a recurring basis.

	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs

Description				Total
Equity
Common Stock	$ 266,859,675	$ -	$ -	$ 266,859,675
Depository Receipts	$ 8,378,330	$ -	$ -	$ 8,378,330
Total Equity	$ 275,238,005	$ -	$ -	$ 275,238,005
Short-Term Investments	$ -	$ 22,843,000	$ -	$ 22,843,000
Total Investments in Securities	$ 275,238,005	$ 22,843,000	$ -	$ 298,081,005
Other Financial instruments*	$ -	$ -	$ -	$ -

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swaps contracts, and written options. Futures, forwards, and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument while written options are valued at market value.

Litman Gregory Masters International Fund
SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2011(Unaudited)

Shares		Value
COMMON STOCKS: 92.3%
Argentina: 1.4%
379,036	MercadoLibre, Inc.	$20,373,185

Austria: 1.2%
92,660	Andritz AG	7,626,741
368,502	Erste Group Bank AG	9,428,838
		17,055,579
Belgium: 2.9%
783,327	Anheuser-Busch InBev N.V.	41,702,175

Brazil: 5.1%
1,137,800	BR Malls Participacoes S.A.	11,813,073
1,794,500	BRF - Brasil Foods S.A.	31,210,382
2,966,600	Cyrela Brazil Realty S.A. Empreedimentos e Participacoes	18,775,239
1,985,262	OGX Petroleo e Gas Participacoes S.A. *	12,339,150
		74,137,844
Canada: 4.9%
959,136	Imax Corp. *	13,888,289
1,047,400	Kinross Gold Corp.	15,695,879
531,910	Pacific Rubiales Energy Corp.	11,365,161
312,100	Potash Corp. of Saskatchewan, Inc.	13,488,962
1,688,486	Viterra, Inc.	16,754,852
		71,193,143
China: 3.2%
341,800	51job, Inc. - ADR *	13,637,820
192,414	Baidu, Inc. - ADR *	20,570,981
469,968	Home Inns & Hotels Management, Inc. - ADR *	12,111,075
		46,319,876
Denmark: 1.1%
165,890	Novo Nordisk A/S	16,555,545

Finland: 0.8%
480,089	Sampo Oyj	12,070,414

France: 5.7%
208,062	Neopost S.A.	15,348,864
233,393	Nexans S.A.	13,609,474
584,000	Publicis Groupe S.A.	24,544,167
288,998	Schneider Electric S.A.	15,619,036
253,000	Vallourec S.A.	14,556,759
		83,678,300
Germany: 7.5%
417,643	Daimler AG	18,570,309
142,100	Fresenius SE & Co. KGaA	12,659,772
129,028	Linde AG	17,274,945
124,695	Muenchener Rueckversicherungs AG	15,515,986
898,500	SAP AG	45,977,300
		109,998,312
Greece: 0.5%
578,310	Titan Cement Co. S.A.	7,830,273

Hong Kong: 2.0%
1,288,000	Cheung Kong Holdings Ltd.	13,793,965
7,929,000	China Unicom Hong Kong Ltd.	16,217,138
		30,011,103
Ireland: 0.8%
1,150,000	Fly Leasing Ltd. - ADR	13,052,500

Israel: 1.1%
431,900	Teva Pharmaceutical Industries Ltd. - ADR	16,075,318

Japan: 10.8%
8,838,000	Daiwa Securities Group, Inc.	33,016,227
132,200	FANUC CORP.	18,222,393
2,175,000	Ichiyoshi Securities Co. Ltd.	12,877,202
1,228,000	Mitsui Fudosan Co. Ltd.	19,458,501
644,800	Rohm Co. Ltd.	33,552,020
1,384,700	Sega Sammy Holdings, Inc.	32,379,263
972,000	Sekisui Chemical Co. Ltd.	8,167,668
		157,673,274
Luxembourg: 1.3%
188,854	Millicom International Cellular S.A.	18,715,431

Netherlands: 4.6%
535,602	ASML Holding N.V.	18,682,735
6,936,637	ING Groep N.V. *	49,007,781
		67,690,516
Norway: 0.9%
349,100	Yara International ASA	13,388,508

Poland: 1.2%
11,398,616	Netia S.A.	17,165,839

Russia: 0.8%
551,824	Yandex N.V. *	11,262,728

South Korea: 3.4%
144,739	Hyundai Motor Co.	25,389,270
196,200	KT&G Corp.	12,238,015
255,110	LG Corp.	12,716,915
		50,344,200
Spain: 3.8%
2,506,200	Banco Santander S.A.	20,567,039
1,995,000	Ferrovial S.A.	22,876,953
138,602	Inditex S.A.	11,915,183
		55,359,175
Sweden: 0.5%
3,239,800	D Carnegie AB #	0
269,663	LE Lundbergforetagen AB	7,615,016
		7,615,016
Switzerland: 12.1%
557,200	Adecco S.A.	21,883,197
1,013,300	Credit Suisse Group AG	26,334,980
345,200	Novartis AG	19,295,259
215,508	Pargesa Holding S.A.	14,752,481
228,185	Roche Holdings AG	36,767,581
49,930	Swatch Group AG (The)	16,388,223
580,400	Transocean Ltd.	27,708,296
1,231,900	UBS AG *	14,044,742
		177,174,759
Taiwan: 0.9%
25,908,341	Yuanta Financial Holding Co. Ltd.	12,984,551

United Kingdom: 11.1%
924,535	BG Group Plc	17,638,004
466,691	BHP Billiton Plc	12,389,356
485,116	British American Tobacco Plc	20,599,843
2,316,362	Carpetright Plc	17,777,078
823,100	Diageo Plc	15,689,225
389,500	Ensco Plc - ADR	15,747,485
392,700	Reckitt Benckiser Group Plc	19,890,611
3,517,034	Resolution Ltd.	13,524,543
30,035,462	Taylor Wimpey Plc *	16,321,901
1,080,947	Xstrata Plc	13,581,827
		163,159,873
United States: 2.7%
1,152,600	Hewlett-Packard Co.	25,875,870
506,007	Sensata Technologies Holding N.V. *	13,388,945
		39,264,815
TOTAL COMMON STOCKS
	(cost $1,586,711,400)	1,351,852,252

Principal
Amount		Value

SHORT-TERM INVESTMENTS: 7.5%
$110,159,000	State Street Bank & Trust Co., 0.010%, 09/30/11, due 10/03/11
	[collateral: par value $107,155,000, Freddie Mac, 3.525%, due 09/20/19;
	Federal Farm Credit Bank, 8.125%, due 02/27/14; Fannie Mae, 2.750% ,
	due 03/13/14; Fannie Mae, 4.125%, due 04/15/14; value $112,384,575]
	(proceeds $110,159,000)	$110,159,000

TOTAL SHORT-TERM INVESTMENTS
	(cost $110,159,000)	110,159,000

TOTAL INVESTMENTS IN SECURITIES
	(cost $1,696,870,400): 99.8%	1,462,011,252

Other Assets and Liabilities: 0.2%		3,225,302

Net Assets: 100.0%		$1,465,236,554

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
*	Non-Income Producing Security
#	This security is valued in accordance with the Fund's fair valuation policy.

The cost basis of investments for federal income tax purposes at September 30, 2011 was as follows*:

Cost of investments	$1,696,870,400
Gross unrealized appreciation	64,041,830
Gross unrealized depreciation	(298,900,978)
Net unrealized depreciation	$(234,859,148)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent semi-annual or annual report.

Sector	Net Assets

Consumer Discretionary	14.7%
Consumer Staples	10.8%
Energy	5.8%
Finance	19.6%
Health Care & Pharmaceuticals	6.9%
Industrials	11.4%
Materials	13.1%
Technology	6.5%
Telecom	3.5%
Cash and Other Assets	7.7%
Net Assets	100.0%

Litman Gregory Masters International Fund

FAS 157 - Summary of Fair Value Exposure at September 30, 2011.

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs)
and each Fund's own market assumptions (unobservable inputs). There inputs are used in determining the value of each Fund's investments and are summarized in the followning fair value hierarchy:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following table provides the fair value measurements of applicable Fund assets by level within the fair value hierarchy for each Fund as of September 30, 2011. These assets are measured on a recurring basis.

	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs

Description					Total
Equity
Common Stock	$ 144,701,707	$ 1,115,955,366	$ -	**	$ 1,260,657,073
Depository Receipts	$ 91,195,179	$ -	$ -		$ 91,195,179
Total Equity	$ 235,896,886	$ 1,115,955,366	$ -		$ 1,351,852,252
Short-Term Investments	$ -	$ 110,159,000	$ -		$ 110,159,000
Total Investments in Securities	$ 235,896,886	$ 1,226,114,366	$ -		$ 1,462,011,252
Other Financial instruments*	$ 5,057,648	$ -	$ -		$ 5,057,648

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swaps contracts, and written options. Futures, forwards, and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument while written options are valued at market value.

** Significant unobservable inputs were used in determining the value of portfolio securities for the International Fund. However, the value of these securities was $0 as of September 30, 2011.

FAS 161 - Disclosures about Derivative Instruments and Hedging Activities

At September 30, 2011, the Fund had entered into "position hedge" forward currency exchange contracts that obligated the Fund to deliver and receive specified amounts of currencies at a specified future date. The contracts combined had net unrealized appreciation of $5,062,227 as of September 30, 2011. The terms of the open contracts are as follows:

						Asset Derivatives	Liability Derivatives
Settlement Date		Currency to be Delivered	U.S. $ Value at September 30, 2011	Currency to be Received	U.S. $ Value at September 30, 2011	Unrealized Appreciation	Unrealized Depreciation
2/1/2012	5,264,200	U.S. Dollars	$7,077,666	Euro	$7,477,112	$-	$(399,446)
2/1/2012	33,055,600	Euro	47,046,383	U.S. Dollars	44,442,931	2,603,452	-
3/21/2012	11,300,000	Euro	16,134,185	U.S. Dollars	15,193,348	940,837	-
3/21/2012	3,230,000	Euro	4,695,063	U.S. Dollars	4,342,877	352,186	-
10/11/2011	517,209,000	U.S. Dollars	6,714,154	Japanese Yen	6,649,811	64,343	-
10/11/2011	517,209,000	Japanese Yen	6,402,472	U.S. Dollars	6,714,154	-	(311,682)
9/19/2012	610,000,000	Japanese Yen	8,041,022	U.S. Dollars	7,971,117	69,905	-
9/19/2012	820,000,000	Japanese Yen	10,741,842	U.S. Dollars	10,715,272	26,570	-
9/19/2012	3,067,000,000	Japanese Yen	40,275,772	U.S. Dollars	40,077,732	198,040	-
3/21/2012	2,650,000	Swiss Franc	3,607,897	U.S. Dollars	2,939,799	-	(668,098)
3/21/2012	3,300,000	Swiss Franc	4,409,996	U.S. Dollars	3,660,881	-	(749,115)
3/21/2012	2,820,000	Swiss Franc	3,610,247	U.S. Dollars	3,128,389	-	(481,858)
3/21/2012	4,950,000	Swiss Franc	5,711,892	U.S. Dollars	5,491,322	220,570	-
3/21/2012	22,320,000	Swiss Franc	26,546,936	U.S. Dollars	24,760,869	1,786,067	-
3/21/2012	2,710,000	Swiss Franc	3,245,664	U.S. Dollars	3,006,360	239,304	-
3/21/2012	10,300,000	Swiss Franc	12,597,539	U.S. Dollars	11,426,387	1,171,152	-

			$206,858,730		$197,998,361	$7,672,426	$(2,610,199)

Litman Gregory Masters Value Fund
SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2011 (Unaudited)

Shares		Value
COMMON STOCKS: 95.0%
Consumer Discretionary: 13.2%
61,000	Comcast Corp.	$1,262,090
84,000	DIRECTV - Class A *	3,549,000
34,000	Discovery Communications, Inc. *	1,195,100
51,000	H&R Block, Inc.	678,810
62,300	HSN, Inc.	2,063,999
82,000	Liberty Media Corp. - Interactive *	1,211,140
49,000	Walt Disney Co. (The)	1,477,840
		11,437,979
Consumer Staples: 11.5%
103,910	CVS Caremark Corp.	3,489,298
81,169	Imperial Tobacco Group Plc	2,756,856
71,449	Kraft Foods, Inc.	2,399,257
76,800	Sara Lee Corp.	1,255,680
		9,901,091
Energy: 6.7%
50,000	Cenovus Energy, Inc.	1,535,500
123,000	Chesapeake Energy Corp.	3,142,650
27,000	Newfield Exploration Co. *	1,071,630
		5,749,780
Financials: 16.6%
49,890	ACE Ltd.	3,023,334
49,000	AON Corp.	2,057,020
88,000	Bank of New York Mellon Corp.	1,635,920
33,000	Capital One Financial Corp.	1,307,790
130,000	Cheung Kong Holdings Ltd. - ADR	1,397,500
24,710	Deutsche Boerse AG *	1,254,526
8,200	Fairfax Financial Holdings Ltd.	3,154,376
40,940	Morgan Stanley	552,690
		14,383,156
Health Care, Pharmaceuticals & Biotechnology: 12.2%
261,800	Boston Scientific Corp. *	1,547,238
39,000	Bristol Myers Squibb Co.	1,223,820
17,800	Laboratory Corp. of America Holdings *	1,407,090
86,320	Medtronic, Inc.	2,869,277
71,300	Omnicare, Inc.	1,813,159
95,110	Pfizer, Inc.	1,681,545
		10,542,129
Industrials: 3.6%
49,000	ACS Actividades de Construccion y Servicios S.A.	1,752,283
31,100	Snap-on, Inc.	1,380,840
		3,133,123
Materials: 3.7%
272,029	Cemex S.A.B. de C.V. - ADR	859,612
19,400	Martin Marietta Materials, Inc.	1,226,468
44,147	ThyssenKrupp AG	1,101,077
		3,187,157
Technology: 15.3%
86,300	Broadridge Financial Solutions, Inc.	1,738,082
75	Comdisco Holding Co., Inc. *	426
329,000	Dell, Inc. *	4,655,350
38,500	eBay, Inc. *	1,135,365
63,000	Intel Corp.	1,343,790
44,000	TE Connectivity Ltd.	1,238,160
45,500	Texas Instruments, Inc.	1,212,575
21,700	Visa, Inc. - Class A	1,860,124
		13,183,872
Telecommunication Services: 6.1%
1,609,000	Level 3 Communications, Inc. *	2,397,410
1,099,350	Vodafone Group Plc	2,855,367
		5,252,777
Utilities: 6.1%
95,500	E. ON AG	2,100,602
75,380	Exelon Corp.	3,211,942
		5,312,544
TOTAL COMMON STOCKS
	(cost $82,129,132)	82,083,608

TOTAL INVESTMENTS IN SECURITIES
	(cost $82,129,132): 95.0%	82,083,608

Other Assets and Liabilities: 5.0%		4,352,152

Net Assets: 100.0%		$86,435,760

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
* Non-Income Producing Security

The cost basis of investments for federal income tax purposes at September 30, 2011 was as follows*:

Cost of investments	$82,129,132
Gross unrealized appreciation	14,672,624
Gross unrealized depreciation	(14,718,148)
Net unrealized depreciation	$(45,524)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent semi-annual or annual report.

Litman Gregory Masters Value Fund

FAS 157 - Summary of Fair Value Exposure at September 30, 2011.

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs)
and each Fund's own market assumptions (unobservable inputs). There inputs are used in determining the value of each Fund's investments and are summarized in the followning fair value hierarchy:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following table provides the fair value measurements of applicable Fund assets by level within the fair value hierarchy for each Fund as of September 30, 2011. These assets are measured on a recurring basis.

	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs

Description				Total
Equity
Common Stock	$ 79,826,496	$ -	$ -	$ 79,826,496
Depository Receipts	$ 2,257,112	$ -	$ -	$ 2,257,112
Total Equity	$ 82,083,608	$ -	$ -	$ 82,083,608
Total Investments in Securities	$ 82,083,608	$ -	$ -	$ 82,083,608
Other Financial instruments*	$ 242,722	$ -	$ -	$ 242,722

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swaps contracts, and written options. Futures, forwards, and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument while written options are valued at market value.

FAS 161 - Disclosures about Derivative Instruments and Hedging Activities

At September 30, 2011, the Fund had entered into "position hedge" forward currency exchange contracts that obligated the Fund to deliver and receive specified amounts of currencies at a specified future date. The contracts combined had net unrealized appreciation of $242,722 as of September 30, 2011. The terms of the open contracts are as follows:

						Asset Derivatives	Liability Derivatives
Settlement Date		Currency to be Delivered	U.S. $ Value at September 30, 2011	Currency to be Received	U.S. $ Value at September 30, 2011	Unrealized Appreciation	Unrealized Depreciation
3/15/2012	2,825,882	Euro Currency	$3,867,559	U.S. Dollar	$3,799,504	$68,055	$-
3/15/2012	230,000	Euro Currency	313,720	U.S. Dollar	309,244	4,476	-
11/18/2011	3,022,484	Pound Sterling	4,888,868	U.S. Dollar	4,719,961	168,907	-
11/18/2011	230,000	Pound Sterling	360,456	U.S. Dollar	359,172	1,284	-

			$9,430,603		$9,187,881	$242,722	$-

Litman Gregory Masters Smaller Companies Fund
SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2011 (Unaudited)

Shares		Value
COMMON STOCKS: 89.6%
Consumer Discretionary: 25.6%
35,000	Coinstar, Inc. *	$1,400,000
29,398	Crocs, Inc. *	695,851
285,000	dELiA*s, Inc. *	376,200
41,000	Foot Locker, Inc.	823,690
19,500	Genesco, Inc. *	1,004,835
29,000	Hibbett Sports, Inc. *	982,810
40,000	HSN, Inc.	1,325,200
32,000	Jarden Corp.	904,320
18,200	Kohl's Corp.	893,620
80,000	Liberty Media Corp. - Interactive *	1,181,600
62,000	Select Comfort Corp. *	866,140
18,600	Signet Jewelers Ltd.	628,680
14,500	Time Warner Cable, Inc.	908,715
14,408	Under Armour, Inc. - Class A *	956,835
23,448	Vitamin Shoppe, Inc. *	877,893
496,600	Wendy's/Arby's Group, Inc.	2,279,394
		16,105,783
Consumer Staples: 2.3%
206,800	Central Garden and Pet Co. *	1,464,144

Energy: 12.1%
28,600	Atwood Oceanics, Inc. *	982,696
10,379	Baker Hughes, Inc.	479,095
16,000	Helmerich & Payne, Inc.	649,600
19,000	Newfield Exploration Co. *	754,110
52,500	Northern Oil and Gas, Inc. *	1,017,975
14,476	OYO Geospace Corp. *	814,854
61,000	Patterson-UTI Energy, Inc.	1,057,740
20,500	Rosetta Resources, Inc. * (a)	701,510
38,800	Rowan Companies, Inc. *	1,171,372
		7,628,952
Financials: 8.9%
135,000	CNO Financial Group, Inc. *	730,350
40,000	Hilltop Holdings, Inc. *	288,400
12,254	Portfolio Recovery Associates, Inc. *	762,444
120,000	Symetra Financial Corp.	978,000
7,000	White Mountains Insurance Group Ltd.	2,840,250
		5,599,444
Health Care: 8.5%
13,816	Air Methods Corp. *	879,665
14,214	athenahealth, Inc. *	846,444
22,108	Cooper Cos, Inc.	1,749,848
42,000	HealthSouth Corp. *	627,060
47,500	Impax Laboratories, Inc. *	850,725
22,400	PAREXEL International Corp. *	424,032
		5,377,774
Industrials: 11.8%
14,300	Alaska Air Group, Inc. *	804,947
71,000	Delta Air Lines, Inc. *	532,500
30,300	Mistras Group, Inc. *	532,068
41,800	Quanta Services, Inc. *	785,422
29,983	Robbins & Myers, Inc.	1,040,710
240,000	Taser International, Inc. *	1,034,400
50,600	Trinity Industries, Inc.	1,083,346
28,729	WESCO International, Inc. *	963,858
25,200	Woodward, Inc.	690,480
		7,467,731

Information Technology: 19.4%
10,232	Acme Packet, Inc. *	$435,781
25,700	Akamai Technologies, Inc. *	510,916
32,700	Arrow Electronics, Inc. *	908,406
22,500	Avago Technologies Ltd.	737,325
41,400	Avnet, Inc. *	1,079,712
61,500	Booz Allen Hamilton Holding Corp. *	914,505
25,300	BroadSoft, Inc. *	767,855
206,000	Brocade Communications Systems, Inc. *	889,920
282,500	Global Cash Access Holdings, Inc. *	723,200
35,000	Heartland Payment Systems, Inc.	690,200
92,000	InfoSpace, Inc. *	769,120
900	InterDigital, Inc.	41,922
50,500	Jabil Circuit, Inc.	898,395
30,000	Molex, Inc.	506,400
28,183	Synchronoss Technologies, Inc. *	702,038
13,775	Ultimate Software Group, Inc. *	643,568
38,700	Western Digital Corp. *	995,364
		12,214,627
Materials: 1.0%
16,900	Balchem Corp.	630,539

TOTAL COMMON STOCKS
	(cost $55,892,622)	56,488,994

TOTAL INVESTMENTS IN SECURITIES
	(cost $55,892,622): 89.6%	56,488,994

Other Assets and Liabilities: 10.4%		6,536,736

Net Assets: 100.0%		$63,025,730

Percentages are stated as a percent of net assets.

* Non-Income Producing Security
(a) Restricted Security

The cost basis of investments for federal income tax purposes at September 30, 2011 was as follows*:

Cost of investments	$55,892,622
Gross unrealized appreciation	8,030,903
Gross unrealized depreciation	(7,434,531)
Net unrealized appreciation	$596,372

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent semi-annual or annual report.

Litman Gregory Masters Smaller Companies Fund

FAS 157 - Summary of Fair Value Exposure at September 30, 2011.

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs)
and each Fund's own market assumptions (unobservable inputs). There inputs are used in determining the value of each Fund's investments and are summarized in the followning fair value hierarchy:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following table provides the fair value measurements of applicable Fund assets by level within the fair value hierarchy for each Fund as of September 30, 2011. These assets are measured on a recurring basis.

	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs

Description				Total
Equity
Common Stock	$ 56,488,994	$ -	$ -	$ 56,488,994
Total Equity	$ 56,488,994	$ -	$ -	$ 56,488,994
Total Investments in Securities	$ 56,488,994	$ -	$ -	$ 56,488,994
Other Financial instruments*	$ -	$ -	$ -	$ -

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swaps contracts, and written options. Futures, forwards, and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument while written options are valued at market value.

Litman Gregory Masters Focused Opportunities Fund
SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2011 (Unaudited)

Shares		Value
COMMON STOCKS: 90.2%
Consumer Discretionary: 4.9%
13,000	Amazon.com, Inc. *	$2,810,990

Consumer Staples: 12.3%
143,320	CVS Caremark Corp.	4,812,686
67,776	Kraft Foods, Inc.	2,275,918
		7,088,604
Energy: 11.8%
84,780	Canadian Natural Resources Ltd.	2,481,510
103,208	Marathon Oil Corp.	2,227,229
34,700	Schlumberger Ltd.	2,072,631
		6,781,370
Financials: 19.8%
65,880	American Express Co.	2,958,012
113,899	Bank of New York Mellon Corp.	2,117,383
495,000	BM&FBovespa S.A.	2,351,601
80,800	Loews Corp.	2,791,640
49,860	Wells Fargo & Co.	1,202,623
		11,421,259
Health Care: 9.9%
7,500	Intuitive Surgical, Inc. *	2,732,100
167,880	Pfizer, Inc.	2,968,118
		5,700,218
Industrials: 4.8%
87,300	Iron Mountain, Inc.	2,760,426

Materials: 2.8%
64,280	ThyssenKrupp AG	1,603,218

Technology: 14.3%
8,000	Apple, Inc. *	3,049,440
51,500	QUALCOMM, Inc.	2,504,445
31,000	Visa, Inc. - Class A	2,657,320
		8,211,205
Telecommunication Services: 5.2%
1,155,440	Vodafone Group Plc	3,001,051

Utilities: 4.4%
114,380	E.ON AG	2,515,883

TOTAL COMMON STOCKS
	(cost $50,951,734)	51,894,224

TOTAL INVESTMENTS IN SECURITIES
	(cost $50,951,734): 90.2%	51,894,224

Other Assets and Liabilities: 9.8%		5,607,860

Net Assets: 100.0%		$57,502,084

Percentages are stated as a percent of net assets.

* Non-Income Producing Security

The cost basis of investments for federal income tax purposes at September 30, 2011 was as follows*:

Cost of investments	$50,951,733
Gross unrealized appreciation	8,452,859
Gross unrealized depreciation	(7,510,368)
Net unrealized appreciation	$942,491

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent semi-annual or annual report.

Litman Gregory Masters Focused Opportunities Fund

FAS 157 - Summary of Fair Value Exposure at September 30, 2011.

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs)
and each Fund's own market assumptions (unobservable inputs). There inputs are used in determining the value of each Fund's investments and are summarized in the followning fair value hierarchy:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following table provides the fair value measurements of applicable Fund assets by level within the fair value hierarchy for each Fund as of September 30, 2011. These assets are measured on a recurring basis.

	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs

Description				Total
Equity
Common Stock	$ 51,984,224	$ -	$ -	$ 51,984,224
Total Equity	$ 51,984,224	$ -	$ -	$ 51,984,224
Total Investments in Securities	$ 51,984,224	$ -	$ -	$ 51,984,224
Other Financial instruments*	$ 159,883	$ -	$ -	$ 159,883

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swaps contracts, and written options. Futures, forwards, and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument while written options are valued at market value.

FAS 161 - Disclosures about Derivative Instruments and Hedging Activities

At September 30, 2011, the Fund had entered into "position hedge" forward currency exchange contracts that obligated the Fund to deliver and receive specified amounts of currencies at a specified future date. The contracts combined had net unrealized appreciation of $159,883 as of September 30, 2011. The terms of the open contracts are as follows:

						Asset Derivatives	Liability Derivatives
Settlement Date		Currency to be Delivered	U.S. $ Value at September 30, 2011	Currency to be Received	U.S. $ Value at September 30, 2011	Unrealized Appreciation	Unrealized Depreciation
3/15/2012	2,535,961	Euro Currency	$3,470,766	U.S. Dollar	$3,409,694	$61,072	$-
3/15/2012	310,000	Euro Currency	422,840	U.S. Dollar	416,807	6,033	-
11/18/2011	1,650,709	Pound Sterling	2,670,022	U.S. Dollar	2,577,775	92,247	-
11/18/2011	95,000	Pound Sterling	148,884	U.S. Dollar	148,353	531	-

			$6,712,512		$6,552,629	$159,883	$-

Litman Gregory Masters Alternative Strategies Fund
SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2011 (Unaudited)

Shares	Value

COMMON STOCKS: 0.0%	$-

TOTAL COMMON STOCKS	–

TOTAL INVESTMENTS IN SECURITIES +
(cost $0): 0.0%	–

Other Assets and Liabilities: 100.0%	65,379,447

Net Assets: 100.0%	$65,379,447

Percentages are stated as a percent of net assets.

+ Litman Gregory Masters Alternative Strategies Fund commenced operations on September 30, 2011; therefore, this account only contains the initial subscription amounts as of this date.

Litman Gregory Masters Alternative Strategies Fund

FAS 157 - Summary of Fair Value Exposure at September 30, 2011.

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs)
and each Fund's own market assumptions (unobservable inputs). There inputs are used in determining the value of each Fund's investments and are summarized in the followning fair value hierarchy:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following table provides the fair value measurements of applicable Fund assets by level within the fair value hierarchy for each Fund as of September 30, 2011. These assets are measured on a recurring basis.

	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs

Description				Total
Equity
Common Stock	$ -	$ -	$ -	$ -
Total Equity	$ -	$ -	$ -	$ -
Total Investments in Securities	$ -	$ -	$ -	$ -
Other Financial instruments*	$ -	$ -	$ -	$ -

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swaps contracts, and written options. Futures, forwards, and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument while written options are valued at market value.

Item 2. Controls and Procedures.

(a)
The registrant’s President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Litman Gregory Funds Trust

By (Signature and Title)    /s/ Kenneth E. Gregory
                                                    Kenneth E. Gregory, President and Principal Executive Officer

Date              11/22/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)    /s/ Kenneth E. Gregory
                                                    Kenneth E. Gregory, President and Principal Executive Officer

Date              11/22/2011

By (Signature and Title)   /s/ John Coughlan
   John Coughlan, Treasurer and Principal Financial Officer

Date              11/22/2011